Financial and capital risk management (Details 17) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 3,660	$ 4,797
Cash And Cash Equivalents Current [Member] | Moody's, Aa1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		32
Cash And Cash Equivalents Current [Member] | Moody's, Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	338	342
Cash And Cash Equivalents Current [Member] | Moody's, Aa3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	42	239
Cash And Cash Equivalents Current [Member] | Moody's, A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2,022	1,746
Cash And Cash Equivalents Current [Member] | Moody's, A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	309	938
Cash And Cash Equivalents Current [Member] | Moody's, A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	186	918
Cash And Cash Equivalents Current [Member] | Moody's, Baa1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2
Cash And Cash Equivalents Current [Member] | Moody's, Baa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	16	7
Cash And Cash Equivalents Current [Member] | Moody's, Ba1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	85
Cash And Cash Equivalents Current [Member] | Moody's, Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	287	411
Cash And Cash Equivalents Current [Member] | Moody's, Ba3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	373	164
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure	815	538
Derivatives [member] | Moody's, Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		5
Derivatives [member] | Moody's, Aa3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure
Derivatives [member] | Moody's, A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	50	97
Derivatives [member] | Moody's, A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	293	145
Derivatives [member] | Moody's, A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	22	63
Derivatives [member] | Moody's, Ba1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure
Derivatives [member] | Moody's, Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	314	174
Derivatives [member] | Moody's, Ba3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 136	$ 54